INTEREST IN JOINT VENTURES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Cost of investment in joint ventures	$ 9	$ 9
Share of post acquisition (loss) profit, net of dividends received	(1)	4
Carrying amount	$ 8	$ 13